Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (A)	1,905	$ 809,035
Boeing Co. (A)	19,237	3,828,740
General Dynamics Corp.	6,226	2,136,888
General Electric Co.	25,701	7,293,173
Howmet Aerospace, Inc.	9,913	2,284,550
Huntington Ingalls Industries, Inc.	996	378,380
L3 Harris Technologies, Inc.	4,662	1,609,089
Lockheed Martin Corp.	4,995	3,018,928
Northrop Grumman Corp.	3,255	2,220,691
RTX Corp.	32,883	6,343,131
Textron, Inc.	4,311	377,471
TransDigm Group, Inc.	1,372	1,590,093
		31,890,169
Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	2,891	480,109
Expeditors International of Washington, Inc.	3,271	468,505
FedEx Corp.	5,298	1,887,042
United Parcel Service, Inc., Class B	18,235	1,793,959
		4,629,615
Automobile Components - 0.0% *
Aptiv PLC (A)	5,404	375,254
Automobiles - 2.1%
Ford Motor Co.	95,551	1,102,659
General Motors Co.	22,010	1,639,745
Tesla, Inc. (A)	69,010	25,654,467
		28,396,871
Banks - 3.5%
Bank of America Corp.	162,612	7,927,335
Citigroup, Inc.	43,079	4,885,589
Citizens Financial Group, Inc.	10,698	641,559
Fifth Third Bancorp	22,035	1,023,746
Huntington Bancshares, Inc.	49,812	779,558
JPMorgan Chase & Co.	66,145	19,457,213
KeyCorp	22,376	448,639
M&T Bank Corp.	3,759	777,061
PNC Financial Services Group, Inc.	9,696	2,017,641
Regions Financial Corp.	22,134	578,140
Truist Financial Corp.	30,686	1,410,635
U.S. Bancorp	37,893	1,970,815
Wells Fargo & Co.	76,238	6,069,307
		47,987,238
Beverages - 1.1%
Brown-Forman Corp., Class B	4,099	108,378
Coca-Cola Co.	94,861	7,214,179
Constellation Brands, Inc., Class A	3,434	515,100
Keurig Dr. Pepper, Inc.	33,182	873,682
Molson Coors Beverage Co., Class B	4,397	189,335
Monster Beverage Corp. (A)	17,645	1,278,557
PepsiCo, Inc.	33,460	5,196,003
		15,375,234
Biotechnology - 1.8%
AbbVie, Inc.	43,323	9,422,319
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Amgen, Inc.	13,180	$ 4,637,383
Biogen, Inc. (A)	3,575	655,405
Gilead Sciences, Inc.	30,358	4,230,995
Incyte Corp. (A)	3,945	371,303
Moderna, Inc. (A)	8,625	438,150
Regeneron Pharmaceuticals, Inc.	2,482	1,917,693
Vertex Pharmaceuticals, Inc. (A)	6,247	2,789,535
		24,462,783
Broadline Retail - 3.7%
Amazon.com, Inc. (A)	239,762	49,935,232
eBay, Inc.	11,185	1,018,058
		50,953,290
Building Products - 0.5%
A.O. Smith Corp.	2,663	175,598
Allegion PLC	2,053	298,280
Builders FirstSource, Inc. (A)	2,718	223,773
Carrier Global Corp.	19,408	1,092,865
Johnson Controls International PLC	15,094	1,976,559
Lennox International, Inc.	803	372,697
Masco Corp.	5,053	305,050
Trane Technologies PLC	5,468	2,278,734
		6,723,556
Capital Markets - 3.2%
Ameriprise Financial, Inc.	2,210	982,124
Ares Management Corp., Class A	4,968	542,009
Bank of New York Mellon Corp.	16,778	1,990,374
Blackrock, Inc.	3,547	3,411,185
Blackstone, Inc.	18,103	2,081,664
Cboe Global Markets, Inc.	2,548	716,166
Charles Schwab Corp.	41,054	3,858,255
CME Group, Inc.	8,883	2,623,594
Coinbase Global, Inc., Class A (A)	5,534	966,292
FactSet Research Systems, Inc.	967	209,829
Franklin Resources, Inc.	7,222	170,584
Goldman Sachs Group, Inc.	7,347	6,215,489
Interactive Brokers Group, Inc., Class A	10,709	718,253
Intercontinental Exchange, Inc.	13,854	2,178,957
Invesco Ltd.	10,579	256,964
KKR & Co., Inc.	16,850	1,558,625
Moody's Corp.	3,825	1,668,656
Morgan Stanley	29,452	4,846,916
MSCI, Inc.	1,779	958,899
Nasdaq, Inc.	11,143	945,929
Northern Trust Corp.	4,738	661,283
Raymond James Financial, Inc.	4,260	616,805
Robinhood Markets, Inc., Class A (A)	19,301	1,337,559
S&P Global, Inc.	7,480	3,181,543
State Street Corp.	6,817	862,759
T. Rowe Price Group, Inc.	5,363	483,421
		44,044,134
Chemicals - 1.2%
Air Products & Chemicals, Inc.	5,506	1,599,438
Albemarle Corp.	2,831	508,249
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
CF Industries Holdings, Inc.	3,985	$ 517,412
Corteva, Inc.	16,670	1,395,446
Dow, Inc.	17,386	724,127
DuPont de Nemours, Inc.	10,483	480,121
Ecolab, Inc.	6,310	1,678,586
International Flavors & Fragrances, Inc.	6,416	465,481
Linde PLC	11,435	5,669,016
LyondellBasell Industries NV, Class A	6,526	525,735
Mosaic Co.	8,271	210,911
PPG Industries, Inc.	5,584	596,818
Sherwin-Williams Co.	5,744	1,841,239
		16,212,579
Commercial Services & Supplies - 0.4%
Cintas Corp.	8,269	1,398,619
Copart, Inc. (A)	21,440	711,808
Republic Services, Inc.	4,915	1,076,483
Rollins, Inc.	7,059	377,021
Veralto Corp.	6,051	535,030
Waste Management, Inc.	9,143	2,100,970
		6,199,931
Communications Equipment - 1.1%
Arista Networks, Inc. (A)	25,405	3,119,226
Ciena Corp. (A)	3,455	1,341,335
Cisco Systems, Inc.	96,826	7,512,729
F5, Inc. (A)	1,452	420,107
Lumentum Holdings, Inc. (A)	1,760	1,236,858
Motorola Solutions, Inc.	4,116	1,786,220
		15,416,475
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	875	1,206,616
EMCOR Group, Inc.	1,077	795,160
Quanta Services, Inc.	3,636	1,996,237
		3,998,013
Construction Materials - 0.2%
CRH PLC	16,536	1,738,264
Martin Marietta Materials, Inc.	1,452	854,763
Vulcan Materials Co.	3,225	878,168
		3,471,195
Consumer Finance - 0.5%
American Express Co.	13,102	3,963,093
Capital One Financial Corp.	15,271	2,785,889
Synchrony Financial	8,326	566,334
		7,315,316
Consumer Staples Distribution & Retail - 2.1%
Costco Wholesale Corp.	10,883	10,844,148
Dollar General Corp.	5,457	647,910
Dollar Tree, Inc. (A)	4,729	517,873
Kroger Co.	14,103	1,020,493
Sysco Corp.	11,924	850,539
Target Corp.	11,028	1,336,593
Walmart, Inc.	107,504	13,360,597
		28,578,153
	Shares	Value
COMMON STOCKS (continued)
Containers & Packaging - 0.2%
Amcor PLC	11,089	$ 440,788
Avery Dennison Corp.	1,880	324,638
Ball Corp.	6,353	375,526
International Paper Co.	12,878	459,745
Packaging Corp. of America	2,189	464,549
Smurfit WestRock PLC	12,828	511,196
		2,576,442
Distributors - 0.0% *
Genuine Parts Co.	3,471	367,058
Pool Corp.	820	165,911
		532,969
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	172,577	5,003,008
Comcast Corp., Class A	87,620	2,515,570
Verizon Communications, Inc.	103,256	5,183,451
		12,702,029
Electric Utilities - 1.7%
Alliant Energy Corp.	6,197	444,697
American Electric Power Co., Inc.	13,230	1,734,189
Constellation Energy Corp.	7,657	2,138,217
Duke Energy Corp.	19,167	2,509,727
Edison International	9,256	677,354
Entergy Corp.	11,175	1,255,623
Evergy, Inc.	5,744	470,549
Eversource Energy	9,181	636,060
Exelon Corp.	24,616	1,206,676
FirstEnergy Corp.	12,499	633,199
NextEra Energy, Inc.	50,976	4,734,651
NRG Energy, Inc.	5,338	780,095
PG&E Corp.	53,998	948,745
Pinnacle West Capital Corp.	2,872	289,354
PPL Corp.	18,011	688,020
Southern Co.	27,131	2,618,684
Xcel Energy, Inc.	14,337	1,138,931
		22,904,771
Electrical Equipment - 1.2%
AMETEK, Inc.	5,596	1,199,558
Eaton Corp. PLC	9,556	3,417,894
Emerson Electric Co.	13,997	1,833,887
GE Vernova, Inc.	6,601	5,762,013
Generac Holdings, Inc. (A)	1,408	275,025
Hubbell, Inc.	1,272	624,221
Rockwell Automation, Inc.	2,728	979,025
Vertiv Holdings Co., Class A	9,431	2,363,220
		16,454,843
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	30,371	3,837,376
CDW Corp.	3,196	386,780
Coherent Corp. (A)	4,622	1,101,007
Corning, Inc.	19,062	2,591,860
Jabil, Inc.	2,621	696,216
Keysight Technologies, Inc. (A)	4,187	1,182,283
TE Connectivity PLC	7,170	1,498,673
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies, Inc. (A)	1,144	$ 692,132
Zebra Technologies Corp., Class A (A)	1,241	259,468
		12,245,795
Energy Equipment & Services - 0.3%
Baker Hughes Co.	24,033	1,467,215
Halliburton Co.	20,499	799,256
SLB Ltd.	36,446	1,872,960
		4,139,431
Entertainment - 1.4%
Electronic Arts, Inc.	5,528	1,126,993
Live Nation Entertainment, Inc. (A)	3,852	587,469
Netflix, Inc. (A)	103,508	9,952,294
Take-Two Interactive Software, Inc. (A)	4,207	830,883
TKO Group Holdings, Inc.	1,700	342,805
Walt Disney Co.	43,350	4,178,073
Warner Bros Discovery, Inc. (A)	60,935	1,673,275
		18,691,792
Financial Services - 3.6%
Apollo Global Management, Inc.	11,476	1,278,656
Berkshire Hathaway, Inc., Class B (A)	44,990	21,559,208
Block, Inc. (A)	13,249	797,325
Corpay, Inc. (A)	1,727	502,540
Fidelity National Information Services, Inc.	12,877	604,060
Fiserv, Inc. (A)	13,210	737,118
Global Payments, Inc.	5,847	393,503
Jack Henry & Associates, Inc.	1,752	276,886
Mastercard, Inc., Class A	19,966	9,976,212
PayPal Holdings, Inc.	22,918	1,036,581
Visa, Inc., Class A	41,226	12,460,146
		49,622,235
Food Products - 0.5%
Archer-Daniels-Midland Co.	11,698	850,328
Bunge Global SA	3,368	428,410
Campbell's Co.	5,201	115,826
Conagra Brands, Inc.	12,405	195,007
General Mills, Inc.	12,921	480,920
Hershey Co.	3,608	750,067
Hormel Foods Corp.	6,871	155,628
J.M. Smucker Co.	2,710	261,352
Kraft Heinz Co.	21,211	477,035
McCormick & Co., Inc.	6,343	319,941
Mondelez International, Inc., Class A	31,227	1,799,924
Tyson Foods, Inc., Class A	7,170	459,382
		6,293,820
Gas Utilities - 0.0% *
Atmos Energy Corp.	3,905	721,332
Ground Transportation - 0.9%
CSX Corp.	46,012	1,888,793
JB Hunt Transport Services, Inc.	1,876	397,524
Norfolk Southern Corp.	5,547	1,591,989
Old Dominion Freight Line, Inc.	4,510	881,254
	Shares	Value
COMMON STOCKS (continued)
Ground Transportation (continued)
Uber Technologies, Inc. (A)	50,343	$ 3,621,172
Union Pacific Corp.	14,510	3,520,416
		11,901,148
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	42,558	4,369,430
Align Technology, Inc. (A)	1,641	281,317
Baxter International, Inc.	12,322	207,010
Becton Dickinson & Co.	6,944	1,091,805
Boston Scientific Corp. (A)	36,305	2,278,139
Cooper Cos., Inc. (A)	5,018	358,787
Dexcom, Inc. (A)	9,729	610,981
Edwards Lifesciences Corp. (A)	14,201	1,137,216
GE HealthCare Technologies, Inc.	11,098	789,956
Hologic, Inc. (A)	5,299	400,551
IDEXX Laboratories, Inc. (A)	1,948	1,094,562
Insulet Corp. (A)	1,750	367,220
Intuitive Surgical, Inc. (A)	8,690	4,006,003
Medtronic PLC	31,431	2,723,496
ResMed, Inc.	3,578	803,189
Solventum Corp. (A)	3,706	242,002
STERIS PLC	2,419	534,913
Stryker Corp.	8,435	2,771,657
Zimmer Biomet Holdings, Inc.	4,830	436,728
		24,504,962
Health Care Providers & Services - 1.5%
Cardinal Health, Inc.	5,789	1,223,274
Cencora, Inc.	4,724	1,483,997
Centene Corp. (A)	11,663	381,847
Cigna Group	6,415	1,711,201
CVS Health Corp.	31,575	2,267,716
DaVita, Inc. (A)	919	141,241
Elevance Health, Inc.	5,459	1,598,122
HCA Healthcare, Inc.	3,815	1,805,411
Henry Schein, Inc. (A)	2,475	182,408
Humana, Inc.	2,944	510,460
Labcorp Holdings, Inc.	2,067	551,496
McKesson Corp.	2,991	2,588,292
Quest Diagnostics, Inc.	2,761	541,101
UnitedHealth Group, Inc.	22,187	6,003,580
Universal Health Services, Inc., Class B	1,425	255,032
		21,245,178
Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	3,884	180,295
Healthpeak Properties, Inc.	17,147	281,725
Ventas, Inc.	11,637	951,674
Welltower, Inc.	16,887	3,338,729
		4,752,423
Hotel & Resort REITs - 0.0% *
Host Hotels & Resorts, Inc.	15,351	294,125
Hotels, Restaurants & Leisure - 1.8%
Airbnb, Inc., Class A (A)	10,564	1,334,022
Booking Holdings, Inc.	788	3,317,732
Carnival Corp.	26,480	685,302
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc. (A)	31,560	$ 1,010,236
Darden Restaurants, Inc.	2,860	560,674
Domino's Pizza, Inc.	770	276,268
DoorDash, Inc., Class A (A)	9,226	1,385,284
Expedia Group, Inc.	2,899	669,350
Hilton Worldwide Holdings, Inc.	5,703	1,734,168
Las Vegas Sands Corp.	7,430	400,328
Marriott International, Inc., Class A	5,357	1,752,114
McDonald's Corp.	17,439	5,419,867
MGM Resorts International (A)	5,118	189,417
Norwegian Cruise Line Holdings Ltd. (A)	11,694	218,678
Royal Caribbean Cruises Ltd.	6,236	1,716,023
Starbucks Corp.	28,000	2,508,520
Wynn Resorts Ltd.	2,093	212,544
Yum! Brands, Inc.	6,801	1,057,420
		24,447,947
Household Durables - 0.2%
D.R. Horton, Inc.	6,706	920,197
Garmin Ltd.	3,975	922,240
Lennar Corp., Class A	5,154	447,573
NVR, Inc. (A)	71	467,878
PulteGroup, Inc.	4,847	570,056
		3,327,944
Household Products - 0.8%
Church & Dwight Co., Inc.	5,927	553,108
Clorox Co.	3,096	320,839
Colgate-Palmolive Co.	20,088	1,712,100
Kimberly-Clark Corp.	8,092	780,635
Procter & Gamble Co.	56,959	8,227,158
		11,593,840
Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	16,790	236,571
Vistra Corp.	7,799	1,172,424
		1,408,995
Industrial Conglomerates - 0.4%
3M Co.	12,957	1,881,745
Honeywell International, Inc.	15,525	3,509,116
		5,390,861
Industrial REITs - 0.2%
Prologis, Inc.	22,715	3,002,469
Insurance - 1.7%
Aflac, Inc.	11,688	1,282,291
Allstate Corp.	6,404	1,327,805
American International Group, Inc.	13,237	996,084
Aon PLC, Class A	5,307	1,712,993
Arch Capital Group Ltd. (A)	9,033	867,078
Arthur J Gallagher & Co.	6,346	1,374,417
Assurant, Inc.	1,281	279,015
Brown & Brown, Inc.	7,164	467,164
Chubb Ltd.	9,012	2,937,281
Cincinnati Financial Corp.	3,771	593,367
Erie Indemnity Co., Class A	664	166,870
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Everest Group Ltd.	1,048	$ 342,539
Globe Life, Inc.	1,996	277,783
Hartford Insurance Group, Inc.	6,919	935,656
Loews Corp.	4,172	445,319
Marsh & McLennan Cos., Inc.	11,806	2,047,751
MetLife, Inc.	13,634	964,197
Principal Financial Group, Inc.	4,908	442,260
Progressive Corp.	14,322	2,839,193
Prudential Financial, Inc.	8,484	828,802
Travelers Cos., Inc.	5,262	1,534,820
W.R. Berkley Corp.	7,312	484,639
Willis Towers Watson PLC	2,394	695,936
		23,843,260
Interactive Media & Services - 7.6%
Alphabet, Inc., Class A	142,887	41,088,586
Alphabet, Inc., Class C	114,768	32,922,348
Meta Platforms, Inc., Class A	53,673	30,707,934
		104,718,868
IT Services - 0.8%
Accenture PLC, Class A	15,242	3,022,336
Akamai Technologies, Inc. (A)	3,547	407,373
Cognizant Technology Solutions Corp., Class A	11,964	733,991
EPAM Systems, Inc. (A)	1,339	181,301
Gartner, Inc. (A)	1,824	288,812
GoDaddy, Inc., Class A (A)	3,337	275,870
International Business Machines Corp.	22,892	5,548,792
VeriSign, Inc.	2,065	512,863
		10,971,338
Leisure Products - 0.0% *
Hasbro, Inc.	3,399	318,146
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	6,978	795,353
Bio-Techne Corp.	3,720	194,407
Charles River Laboratories International, Inc. (A)	1,240	213,900
Danaher Corp.	15,459	2,931,026
IQVIA Holdings, Inc. (A)	4,144	706,718
Mettler-Toledo International, Inc. (A)	499	629,339
Revvity, Inc.	2,874	251,791
Thermo Fisher Scientific, Inc.	9,195	4,519,618
Waters Corp. (A)	2,392	712,338
West Pharmaceutical Services, Inc.	1,760	441,126
		11,395,616
Machinery - 1.8%
Caterpillar, Inc.	11,403	8,078,569
Cummins, Inc.	3,406	1,832,496
Deere & Co.	6,165	3,472,745
Dover Corp.	3,343	696,848
Fortive Corp.	7,540	416,811
IDEX Corp.	1,833	347,445
Illinois Tool Works, Inc.	6,522	1,697,611
Ingersoll Rand, Inc.	8,699	696,964
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Nordson Corp.	1,299	$ 345,612
Otis Worldwide Corp.	9,673	745,595
PACCAR, Inc.	12,775	1,475,513
Parker-Hannifin Corp.	3,106	2,780,616
Pentair PLC	4,021	350,269
Snap-on, Inc.	1,306	474,365
Stanley Black & Decker, Inc.	3,766	267,612
Westinghouse Air Brake Technologies Corp.	4,190	1,047,123
Xylem, Inc.	5,954	711,503
		25,437,697
Media - 0.2%
Charter Communications, Inc., Class A (A)	2,095	452,269
EchoStar Corp., Class A (A)	3,318	388,438
Fox Corp., Class A	4,981	290,890
Fox Corp., Class B	3,570	189,567
News Corp., Class A	8,927	222,550
News Corp., Class B	3,233	92,173
Omnicom Group, Inc.	7,934	597,510
Paramount Skydance Corp., Class B	8,253	74,442
Trade Desk, Inc., Class A (A)	10,690	242,556
		2,550,395
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	35,409	2,081,341
Newmont Corp.	26,849	2,906,404
Nucor Corp.	5,543	937,322
Steel Dynamics, Inc.	3,373	607,140
		6,532,207
Multi-Utilities - 0.6%
Ameren Corp.	6,640	729,869
CenterPoint Energy, Inc.	15,909	686,632
CMS Energy Corp.	7,308	566,955
Consolidated Edison, Inc.	8,697	984,326
Dominion Energy, Inc.	20,912	1,292,780
DTE Energy Co.	5,054	738,996
NiSource, Inc.	11,509	537,010
Public Service Enterprise Group, Inc.	12,180	985,971
Sempra	15,965	1,551,319
WEC Energy Group, Inc.	8,116	939,589
		9,013,447
Office REITs - 0.0% *
BXP, Inc.	3,758	195,040
Oil, Gas & Consumable Fuels - 3.7%
APA Corp.	8,736	370,756
Chevron Corp.	45,953	9,507,676
ConocoPhillips	29,970	3,956,040
Coterra Energy, Inc.	18,775	659,753
Devon Energy Corp.	15,512	780,564
Diamondback Energy, Inc.	4,564	902,714
EOG Resources, Inc.	13,222	1,911,504
EQT Corp.	15,200	967,328
Expand Energy Corp.	5,833	640,347
Exxon Mobil Corp.	102,510	17,391,847
Kinder Morgan, Inc.	48,831	1,637,303
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	7,183	$ 1,753,945
Occidental Petroleum Corp.	17,702	1,150,630
ONEOK, Inc.	15,605	1,410,536
Phillips 66	9,870	1,798,117
Targa Resources Corp.	5,282	1,324,356
Texas Pacific Land Corp.	1,392	660,587
Valero Energy Corp.	7,599	1,877,561
Williams Cos., Inc.	30,144	2,193,880
		50,895,444
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	15,689	1,043,005
Southwest Airlines Co.	12,609	473,720
United Airlines Holdings, Inc. (A)	7,778	716,120
		2,232,845
Personal Care Products - 0.1%
Estee Lauder Cos., Inc., Class A	5,913	424,376
Kenvue, Inc.	46,560	802,694
		1,227,070
Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co.	50,127	3,040,203
Eli Lilly & Co.	19,439	17,879,409
Johnson & Johnson	59,105	14,447,626
Merck & Co., Inc.	60,815	7,315,436
Pfizer, Inc.	139,070	3,905,086
Viatris, Inc.	28,185	380,779
Zoetis, Inc.	10,243	1,210,825
		48,179,364
Professional Services - 0.4%
Automatic Data Processing, Inc.	9,819	1,995,024
Broadridge Financial Solutions, Inc.	2,865	465,505
Equifax, Inc.	3,059	550,834
Jacobs Solutions, Inc.	2,894	368,348
Leidos Holdings, Inc.	3,157	490,977
Paychex, Inc.	7,962	733,460
Verisk Analytics, Inc.	3,399	644,960
		5,249,108
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	7,073	958,109
CoStar Group, Inc. (A)	10,259	413,848
		1,371,957
Residential REITs - 0.2%
AvalonBay Communities, Inc.	3,466	566,171
Camden Property Trust	2,717	265,342
Equity Residential	8,359	494,435
Essex Property Trust, Inc.	1,579	382,118
Invitation Homes, Inc.	13,745	341,563
Mid-America Apartment Communities, Inc.	2,836	346,333
UDR, Inc.	7,395	249,803
		2,645,765
Retail REITs - 0.3%
Federal Realty Investment Trust	2,046	217,306
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Kimco Realty Corp.	16,133	$ 362,508
Realty Income Corp.	22,689	1,388,113
Regency Centers Corp.	4,160	314,746
Simon Property Group, Inc.	8,091	1,509,214
		3,791,887
Semiconductors & Semiconductor Equipment - 14.4%
Advanced Micro Devices, Inc. (A)	39,959	8,128,859
Analog Devices, Inc.	11,952	3,802,409
Applied Materials, Inc.	19,448	6,647,132
Broadcom, Inc.	116,357	36,013,655
First Solar, Inc. (A)	2,651	522,936
Intel Corp. (A)	115,748	5,107,959
KLA Corp.	3,209	4,724,964
Lam Research Corp.	30,599	6,537,782
Microchip Technology, Inc.	13,136	848,717
Micron Technology, Inc.	27,597	9,323,371
Monolithic Power Systems, Inc.	1,163	1,271,566
NVIDIA Corp.	596,496	104,028,902
NXP Semiconductors NV	6,166	1,213,839
ON Semiconductor Corp. (A)	9,951	616,166
Qnity Electronics, Inc.	5,233	603,784
QUALCOMM, Inc.	26,326	3,390,262
Skyworks Solutions, Inc.	3,563	190,799
Teradyne, Inc.	3,875	1,148,783
Texas Instruments, Inc.	22,207	4,311,267
		198,433,152
Software - 8.2%
Adobe, Inc. (A)	10,022	2,436,148
AppLovin Corp., Class A (A)	6,623	2,635,954
Autodesk, Inc. (A)	5,192	1,242,965
Cadence Design Systems, Inc. (A)	6,714	1,865,619
Crowdstrike Holdings, Inc., Class A (A)	6,151	2,401,412
Datadog, Inc., Class A (A)	7,924	935,428
Fair Isaac Corp. (A)	574	612,768
Fortinet, Inc. (A)	15,671	1,280,634
Gen Digital, Inc.	13,480	253,828
Intuit, Inc.	6,801	2,940,616
Microsoft Corp.	182,266	67,469,405
Oracle Corp.	41,674	6,130,662
Palantir Technologies, Inc., Class A (A)	55,995	8,190,949
Palo Alto Networks, Inc. (A)	19,739	3,164,557
PTC, Inc. (A)	2,884	410,941
Roper Technologies, Inc.	2,596	918,621
Salesforce, Inc.	23,099	4,311,890
ServiceNow, Inc. (A)	25,524	2,668,534
Synopsys, Inc. (A)	4,578	1,815,085
Trimble, Inc. (A)	5,839	380,878
Tyler Technologies, Inc. (A)	1,057	361,896
Workday, Inc., Class A (A)	5,301	688,706
		113,117,496
Specialized REITs - 0.8%
American Tower Corp.	11,547	1,992,781
Crown Castle, Inc.	10,571	859,528
Digital Realty Trust, Inc.	7,998	1,441,320
	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Equinix, Inc.	2,423	$ 2,375,121
Extra Space Storage, Inc.	5,168	677,680
Iron Mountain, Inc.	7,194	734,795
Public Storage	3,823	1,035,574
SBA Communications Corp.	2,590	445,765
VICI Properties, Inc.	25,929	708,380
Weyerhaeuser Co.	17,592	429,773
		10,700,717
Specialty Retail - 1.7%
AutoZone, Inc. (A)	405	1,368,001
Best Buy Co., Inc.	4,935	316,827
Carvana Co. (A)	3,496	1,099,072
Home Depot, Inc.	24,398	8,024,258
Lowe's Cos., Inc.	13,713	3,240,108
O'Reilly Automotive, Inc. (A)	20,649	1,906,109
Ross Stores, Inc.	8,041	1,741,922
TJX Cos., Inc.	27,174	4,339,688
Tractor Supply Co.	12,897	584,234
Ulta Beauty, Inc. (A)	1,079	564,004
Williams-Sonoma, Inc.	3,002	547,355
		23,731,578
Technology Hardware, Storage & Peripherals - 7.3%
Apple, Inc.	360,373	91,459,064
Dell Technologies, Inc., Class C	7,321	1,201,596
Hewlett Packard Enterprise Co.	32,454	772,730
HP, Inc.	23,058	442,944
NetApp, Inc.	4,886	500,278
Sandisk Corp. (A)	3,604	2,289,765
Seagate Technology Holdings PLC	5,365	2,101,792
Super Micro Computer, Inc. (A)	12,002	273,286
Western Digital Corp.	8,405	2,273,468
		101,314,923
Textiles, Apparel & Luxury Goods - 0.2%
Deckers Outdoor Corp. (A)	3,543	354,619
Lululemon Athletica, Inc. (A)	2,659	407,093
NIKE, Inc., Class B	29,355	1,550,531
Ralph Lauren Corp.	942	324,038
Tapestry, Inc.	5,127	723,471
		3,359,752
Tobacco - 0.7%
Altria Group, Inc.	41,351	2,728,752
Philip Morris International, Inc.	38,132	6,304,745
		9,033,497
Trading Companies & Distributors - 0.3%
Fastenal Co.	28,693	1,331,355
United Rentals, Inc.	1,577	1,148,939
WW Grainger, Inc.	1,068	1,164,985
		3,645,279
Water Utilities - 0.0% *
American Water Works Co., Inc.	4,838	658,403
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	11,566	$ 2,429,207
Total Common Stocks (Cost $928,369,251)		1,371,778,615

	Principal	Value
REPURCHASE AGREEMENT - 0.4%
Fixed Income Clearing Corp., 1.35% (B), dated 03/31/2026, to be repurchased at $5,653,343 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $5,766,224.	$ 5,653,131	5,653,131
Total Repurchase Agreement (Cost $5,653,131)		5,653,131
Total Investments (Cost $934,022,382)		1,377,431,746
Net Other Assets (Liabilities) - 0.3%		4,793,300
Net Assets - 100.0%		$ 1,382,225,046
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	20	06/18/2026	$6,630,091	$6,570,750	$—	$(59,341)
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,371,778,615	$—	$—	$1,371,778,615
Repurchase Agreement	—	5,653,131	—	5,653,131
Total Investments	$1,371,778,615	$5,653,131	$—	$1,377,431,746
LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(59,341)	$—	$—	$(59,341)
Total Other Financial Instruments	$(59,341)	$—	$—	$(59,341)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at March 31, 2026.
(C)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(D)	Derivative instruments are valued at unrealized appreciation (depreciation).
Transamerica Series Trust

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica S&P 500 Index VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Series Trust